Long-Term Debt - 2019 Mezzanine Term Loan (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Payments under debt agreements		$ 10,000	$ 3,500	$ 5,000
Mezzanine Term Loan [Member]
Debt Instrument [Line Items]
Payments under debt agreements	$ 10,000
Loss on extinguishment of debt	$ 400